CAPITAL MANAGEMENT	12 Months Ended
Mar. 31, 2025
Capital Management
CAPITAL MANAGEMENT

NOTE 16. CAPITAL MANAGEMENT

The Company considers the items included in shareholders’ equity as capital. The Company had accounts payable and accrued liabilities of approximately $1.1 million as of March 31, 2025 (accounts payable and accrued liabilities of approximately $2.8 million and lease liability – current of approximately $0.04 million as of March 31, 2024) and current assets of approximately $2.2 million as of March 31, 2025 (approximately $7.7 million as of March 31, 2024). The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue new business opportunities and to maintain a flexible capital structure, which optimizes the costs of capital at an acceptable risk.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets.

As of March 31, 2025, shareholders’ deficit attributable to the owners of the Company was approximately $0.1 million (shareholders’ equity of approximately $4.0 million as of March 31, 2024).

The Company is not subject to any externally imposed capital requirements and does not presently utilize any quantitative measures to monitor its capital. There have been no changes to the Company’s approach to capital management during the years ended March 31, 2025 and 2024.